Revenue - Total Revenue and Segment Revenue (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments
Revenue	€ 24,708	€ 23,461	€ 22,062
Constant Currency
Disclosure of operating segments
Revenue	24,708	23,461
Operating segments
Disclosure of operating segments
Revenue	24,386	23,122	21,773
Operating segments | Constant Currency
Disclosure of operating segments
Revenue	25,596	23,419
Other Revenue
Disclosure of operating segments
Revenue	356	341	294
Other Revenue | Constant Currency
Disclosure of operating segments
Revenue	365	346
Adjustment for currency impact
Disclosure of operating segments
Revenue	0	0	0
Adjustment for currency impact | Constant Currency
Disclosure of operating segments
Revenue	(1,219)	(301)
Adjustment of revenue under fair value accounting
Disclosure of operating segments
Revenue	(33)	(3)	€ (5)
Adjustment of revenue under fair value accounting | Constant Currency
Disclosure of operating segments
Revenue	€ (33)	€ (3)